Fees Summary	Jun. 30, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 346,552,500.00
Previously Paid Amount	0.00
Total Fee Amount	47,858.90
Total Offset Amount	0.00
Net Fee	47,858.90
Narrative - Max Aggregate Offering Price	$ 346,552,500.00
Narrative - Max Aggregate Offering Amount | shares	350,000,000
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true